Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$223,966,008.24	0.4965987	$195,783,311.52	0.4341093	$28,182,696.72
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$448,196,008.24	0.2965770	$420,013,311.52	0.2779281	$28,182,696.72

Weighted Avg. Coupon (WAC)	4.14%		4.18%
Weighted Avg. Remaining Maturity (WARM)	32.92		32.22
Pool Receivables Balance	$483,817,055.64		$455,267,755.63
Remaining Number of Receivables	51,221		49,921

Adjusted Pool Balance	$479,323,205.05		$451,140,508.33

III. COLLECTIONS

Principal:
Principal Collections	$27,874,939.35
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$527,786.30
Total Principal Collections	$28,402,725.65

Interest:
Interest Collections	$1,740,062.76
Late Fees & Other Charges	$67,119.53
Interest on Repurchase Principal	$-
Total Interest Collections	$1,807,182.29

Collection Account Interest	$217.09
Reserve Account Interest	$66.07
Servicer Advances	$-

Total Collections	$30,210,191.10

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$30,210,191.10
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$37,991,990.30

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$403,180.88		$403,180.88	$403,180.88
Collection Account Interest					$217.09
Late Fees & Other Charges					$67,119.53
Total due to Servicer					$470,517.50

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$98,918.32		$98,918.32
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$190,825.32		$190,825.32	$190,825.32

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$29,470,924.44

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$28,182,696.72

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$28,182,696.72
Class A-4 Notes				$-
Class A Notes Total:		$28,182,696.72		$28,182,696.72
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$28,182,696.72		$28,182,696.72

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,288,227.72

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,493,850.59
Beginning Period Amount	$4,493,850.59
Current Period Amortization	$366,603.29
Ending Period Required Amount	$4,127,247.30
Ending Period Amount	$4,127,247.30
Next Distribution Date Amount	$3,787,191.55

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	28
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	6.49%	6.90%	6.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.25%	49,045	97.32%	$443,083,116.71
30 - 60 Days	1.34%	667	2.05%	$9,348,289.08
61 - 90 Days	0.34%	169	0.51%	$2,305,688.93
91 + Days	0.08%	40	0.12%	$530,660.91
		49,921		$455,267,755.63
Total
Delinquent Receivables 61 + days past due	0.42%	209	0.62%	$2,836,349.84
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.40%	206	0.61%	$2,949,443.93
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.42%	221	0.63%	$3,226,393.05
Three-Month Average Delinquency Ratio	0.41%		0.62%

Repossession in Current Period		34		$508,028.93
Repossession Inventory		86		$219,656.44

Charge-Offs
Gross Principal of Charge-Off for Current Period				$674,360.66
Recoveries				$(527,786.30)
Net Charge-offs for Current Period				$146,574.36

Beginning Pool Balance for Current Period				$483,817,055.64

Net Loss Ratio				0.36%
Net Loss Ratio for 1st Preceding Collection Period				0.27%
Net Loss Ratio for 2nd Preceding Collection Period				0.41%
Three-Month Average Net Loss Ratio for Current Period				0.35%

Cumulative Net Losses for All Periods				$11,376,456.45
Cumulative Net Losses as a % of Initial Pool Balance				0.72%

Principal Balance of Extensions				$2,377,163.37
Number of Extensions				161